Share Capital and Reserves	12 Months Ended
Jun. 30, 2026
Share Capital and Reserves [Abstract]
SHARE CAPITAL AND RESERVES
6.	SHARE CAPITAL AND RESERVES
Authorized
As of June 30, 2025, the Company’s authorized share structure consisted of an unlimited number of: (i) Common Shares; and (ii) preferred shares without par value (the “Preferred Shares”). No Preferred Shares were issued and outstanding as of June 30, 2026 and 2025.
The Company may, from time to time, issue Preferred Shares and may, at the time of issuance, determine the rights, preferences and limitations pertaining to these shares. Holders of preferred shares may be entitled to receive a preference payment in the event of any liquidation, dissolution or winding up of the Company before any payment is made to the holders of Common Shares.
Private Offering
On June 25, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with the selling shareholder, for the sale and issuance of an aggregate of 1,952,363 common shares (or pre-funded warrants in lieu thereof) at a purchase price of $2.561 per share (or pre-funded warrant in lieu thereof). In addition, the Company agreed to issue the selling shareholder short-term preferred investment options to purchase up to an aggregate of 1,952,363 common shares at an exercise price of $2.436 per share. The foregoing transaction is referred to herein as the Private Placement. On June 26, 2025, the parties consummated the Private Placement. The terms of the Purchase Agreement provided the selling shareholder the option of purchasing the pre-funded warrants in lieu of common shares in such manner as to result in the same aggregate purchase price being paid by the Selling Shareholder to the Company. The Company received gross proceeds of approximately $5.0 million and paid approximately $0.5 million in transaction costs.
The pre-funded warrants had an exercise price of $0.0001 per pre-funded warrant and can be exercised at any time from the date and time of issuance until the pre-funded warrants are exercised in full. The pre-funded warrants had an aggregate relative fair value of $2.9 million at the time of issuance. As of June 30, 2026 these pre-funded warrants have been exercised.
The preferred investment options issued to the selling shareholder in the Private Placement have an exercise price of $2.436 per share, became exercisable immediately upon issuance and will expire eighteen months from the effective date of the Resale Registration Statement of August 1, 2025. The preferred investment options had a relative fair value of $2.0 million at the time of their issuance. As of June 30, 2026, there were 199,115 preferred investment options outstanding.
Concurrently with the Purchase Agreement, the Company and the selling shareholder entered into an Amendment Letter, dated June 24, 2025, or the Existing Investment Option Amendment, to amend 199,115 preferred investment options issued to the selling shareholder on October 24, 2023, or the Existing Investment Options (see below), with an exercise price of $16.60, pursuant to which the Existing Investment Options were amended to be exercisable for 199,115 common shares at a reduced exercise price of $2.436 per share in consideration for the selling shareholder’s participation in the Private Placement and the payment by the selling shareholder to the Company cash consideration of $0.125 per Existing Investment Option for total cash payment to the Company of $25,000. The expiration date remains April 26, 2029. The inducement contemplated by the Existing Investment Option Amendment is considered a warrant modification due to the changing of the terms of the warrants. The modification had a fair value of $0.1 million as of the date of the Inducement, using a Black-Scholes model, and is recognized as an equity issuance cost in accordance with ASC 718-20-35-3. There were no 2025 Existing Preferred Investment Options exercised as of June 30, 2025.
Standby Equity Purchase Agreement (the “SEPA”)
On December 13, 2024, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, LTD (the “Investor”) to sell up to $10 million in the aggregate of the Company’s Common

Shares at any time during the
36-month
period following the effective date of the SEPA. The Company issued 259,877 Common Shares for gross proceeds of approximately $231,675 during the year ended June 30, 2026. During the year ended June 30, 2025, the Company issued 1,208,336 Common Shares for gross proceeds of approximately $6.2 million. This amount has been offset by commitment fees and other SEPA related fees of $0.4 million, since at the inception of the arrangement, the fees exceeded the fair value of the asset recognized. The SEPA was precluded from equity treatment in accordance with ASC
815-40-25
as the SEPA was not deemed fixed according to the accounting standard.
Under the terms of the SEPA, the Company paid the Investor a one-time
structuring fee in the amount of $25,000 and a commitment fee of $0.3 million (an amount equal to 2.5% of the commitment amount), which was paid in cash in equal quarterly installments effective December 2024.
Common Share Warrants
A summary of the Company’s warrant activity and related information for the years ended June 30, 2026 and 2025 follows:

	Number of Shares Under Warrants	Weighted Average Exercise Price
Balance as at July 1, 2024	544,280	$21.20
Granted	4,031,630	1.28
Exercised	(34,700)	—
Expired/Cancelled	—	—

Balance as at June 30, 2025	4,541,210	3.90
Warrants Granted	—	—
Exercised	(3,959,699)	0.4056
Expired/Cancelled	—	—

Warrants Outstanding at June 30, 2026	581,512	$12.03

Warrants Exercisable at June 30, 2026	581,512	$12.03

During the year ended June 30, 2026, investors exercised 3,959,699 warrants for 3,077,373 shares of common stock. During the year ended June 30, 2025, investors exercised 34,700 warrants for 34,700 shares of common stock.
As of June 30, 2026 and 2025, the warrants exercisable and outstanding have an intrinsic value of $432,104 and $8,102,467 respectively with a weighted average remaining life of 0.5 years and 2 years respectively.
The assumptions used in the Black-Scholes model to value the new warrants issued during the years ended June 30, 2025, are set forth in the table immediately below. There were no new warrants issued during the year ended June 30, 2026.

June 30, 2025
Exercise price	$2.44 – 3.20
Risk-free interest rate	3.68%
Volatility	142%
Expected life (years)	1.5
Dividend yield	$0%

Warrant Modification
On June 25, 2025, the Company amended 199,115 warrants exercise price from $16.60 to $2.436. All other terms of the warrants remain the same. The modification had a fair value of $0.1 million as of the date of the Inducement, using a Black-Scholes model, and is recognized as an equity issuance cost in accordance with ASC
718-20-35-3.
See Private Offering discloser above.
In April 2026, the Company amended 2,304,714 warrants exercise price from a range of $82.500 – $2.436 to $0.800 in order to remove the fundamental transaction clause. All other terms of the warrants remain the same. The modification had an incremental fair value of $359,550 as of the date of the amendment, using a Black-Scholes model, and is recognized as a deemed dividend.
In May 2026, the Company amended 278,761 warrants exercise price from $16.60 to $0.800 in order to remove the fundamental transaction clause. All other terms of the warrants remain the same. The modification had an incremental fair value of $72,115 as of the date of the amendment, using a
Black-Scholes
model, and is recognized as a deemed dividend.
The assumptions used in the Black-Scholes model to value the modification of warrants issued during the year ended June 30, 2026 and 2025, are set forth in the table immediately below.

June 30, 2026
Exercise price	$2.44 – 82.50
Risk-free interest rate	3.71 – 4.14%
Volatility	156%
Expected life (years)	3.01 – 0.67
Dividend yield	$0%

June 30, 2025
Exercise price	$2.44 – 16.60
Risk-free interest rate	3.68%
Volatility	133%
Expected life (years)	3.83
Dividend yield	$0%